Shareholders Equity (Details Narrative) - ARS ($)						1 Months Ended					12 Months Ended
	Jan. 04, 2024	Nov. 06, 2023	Oct. 05, 2023	Sep. 13, 2023	Mar. 11, 2022	Oct. 28, 2024	Mar. 20, 2024	Apr. 27, 2023	Oct. 28, 2022	Sep. 21, 2022	Jun. 30, 2022	Jun. 30, 2025	May 30, 2024	Apr. 22, 2024	Nov. 29, 2023	Sep. 20, 2023	Sep. 19, 2023	Sep. 05, 2023	Jun. 15, 2023
Statement [Line Items]
Description of legal reserve										the Company announced the completion of the share buyback program, having acquired the equivalent of 9,419,623 ordinary shares, which represent approximately 99.51% of the approved program and 1.16% of the share capital	According to Law N° 19,550, 5% of the profit of the year is destined to the constitution of a legal reserve until it reaches the legal capped amount (20% of total capital and inflation adjustment of share capital). This legal reserve is not available for dividend distribution and can only be released to absorb losses
Distribution of treasury shares						25,700,000
Nominal value per share												$ 10				$ 10	$ 1
Nominal value of exchanged shares																	$ 10
Nominal value per share description				from ARS 1 to ARS 10 each and entitled to one (1) vote per share
Description of share capital increase by subscription						the agreement of the share capital increase by subscription of shares approved by the Shareholders´ Meeting held on October 30, 2019 and the Board of Directors on January 20, 2021 for a total of 80,000,000 common shares of par value ARS 1 (currently par value ARS 10) and with the right to one vote per share and 80,000,000 options with the right to receive common shares
Acquisition of common shares value																			$ 17,865,000,000
Cash dividend approved			$ 55,000,000,000			$ 90,000,000,000
Reserve value	$ 6,500											$ 49,485,000,000							425
Buyback program	the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 6,500 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average daily trading volume of the Company's shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 10 per GDS and ARS 1,200 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange. On March 1, 2024, the Company announced the completion of the share buyback program, having acquired the equivalent of 6,503,318 common shares, which represent approximately 99.91% of the approved program and 0.88% of the outstanding shares				On March 11, 2022, the IRSA Board of Directors approved the shares buyback program issued by the Company and established the terms and conditions for the acquisition of shares issued by the Company, under the terms of Article 64 of Law No. 26,831 and the regulations of the CNV, for up to a maximum amount of ARS1,000 million and up to 10% of the capital stock, up to a daily limit of up to 25% of the average volume of daily transactions experienced by the Company's shares, jointly in the listed markets, during the previous 90 business days, and up to a maximum price of USD 7 per ADS and ARS 140 per share. Likewise, the buyback term was set at up to 120 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange		the Board of Directors of IRSA approved a new program for the buyback program of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares issued by the Company, under the terms of Article 64. of Law No. 26,831 and the CNV regulations, for up to a maximum amount of ARS 6,500 million and up to 10% of the share capital, up to a daily limit of up to 25% of the average daily trading volume of the Company's shares, jointly in the markets it is listed, during the previous 90 business days, and up to a maximum price of USD 11 per GDS and ARS 1,250 per share. Likewise, the repurchase period was set at up to 180 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange
Dividend distribution									On October 28, 2022 and April 27, 2023, our shareholders held an Ordinary and Extraordinary Meeting and approved the payment of dividends to ARS 4,340 million and ARS 21,900 million, respectively
Additional new shares								$ 7,364,000,000
Reserve																			$ 5,000,000,000
Issuance of common shares				6,552,405,000
Common shares par value				$ 1
New share																736,354,245	811,137,457
Increasing capital stock				$ 6,552,400,000
New share exchanged																	907,804,514
Share capital				$ 7,364,000,000
Book-entry common shares				736,354,245
Common shares acquired in Buyback														6,337,939					20,681,131
Shares received of VN													5,125,667
Board of Directors [Member]
Statement [Line Items]
Acquisition price in pesos															$ 1,320			$ 720
Expiration of the term		180 days
Share Buyback Program Description	the Company reported that the Share Buyback Program approved by the Board of Directors on June 15, 2023, for up to the sum of ARS 5,000 million, with a validity period set at 180 days, extended for an additional period of 180 days from the initial expiration date on December 13, 2023, ended on December 20, 2023, as the amount duly approved for the acquisition of own shares had been fully utilized, with 99.95% of the program completed
Ordinary Shareholders' Meeting [Member]
Statement [Line Items]
Payment of dividend in cash								$ 21,900,000,000	$ 4,340,000,000